CONDENSED FINANCIAL INFORMATION OF THE CORPORATION - CONDENSED STATEMENTS OF INCOME (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating income
Net Income	$ 1,243	$ 1,955	$ 2,081	$ 2,329	$ 1,147	$ 2,293	$ 2,011	$ 1,545	$ 7,608	$ 6,996	$ 7,243
Parent Company
Operating income
Dividends from bank subsidiary									7,289	6,974
Other dividend income									18	15
Interest income
Other									135	130
Operating expenses									(218)	(199)
Income before equity in undistributed net income of bank subsidiary									7,224	6,920
Equity in undistributed net income of bank subsidiary									(384)	(76)
Net Income									$ 7,608	$ 6,996	$ 7,243